Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Disclosure of Cash Flow Information
	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)

Non-cash interest on acquisition consideration payable*	$240	$940	$743
Cash paid for interest	$548	$602	$388
Cash paid for income taxes	$14,103	$18,475	$22,723
* recorded within interest expense